Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future minimum lease payments under operating lease agreements
2013	$2,694
2014	808
2015	565
2016	76
2017	-
$4,143